UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09987
Investment Company Act File Number
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.7%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value

Aerospace and Defense — 2.4%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		16,800	$16,757,916
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		9,651	9,691,307
DAE Aviation Holdings, Inc.
Revolving Loan, 4.05%, Maturing July 31, 2013(2)		20,000	19,400,000
Term Loan, 5.26%, Maturing July 31, 2014		20,368	20,333,700
Term Loan, 5.26%, Maturing July 31, 2014		20,523	20,488,964
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		11,192	11,272,254
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.19%, Maturing May 15, 2015		3,559	3,352,319
Term Loan, 4.64%, Maturing July 13, 2015	GBP	650	1,007,594
Term Loan, 5.14%, Maturing July 13, 2015	GBP	650	1,007,594
Term Loan, 4.69%, Maturing May 13, 2016		3,559	3,352,319
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		7,100	7,142,160
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		14,483	14,591,121
Evergreen International Aviation
Term Loan, 12.25%, Maturing July 5, 2016		11,875	11,578,125
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		29,844	29,816,016
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015		23,138	23,284,169
Spirit AeroSystems, Inc.
Term Loan, 3.44%, Maturing September 30, 2016		3,682	3,706,711
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		39,800	39,899,500
Vangent, Inc.
Term Loan, 2.26%, Maturing February 14, 2013		3,278	3,220,607
Wesco Aircraft Hardware Corp.
Term Loan, 3.19%, Maturing April 7, 2016		6,287	6,278,934
Term Loan, 4.25%, Maturing April 7, 2017		5,304	5,336,487
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		11,822	11,880,876

			$263,398,673

Automotive — 4.0%
Allison Transmission, Inc.
Term Loan, 2.94%, Maturing August 7, 2014		83,857	$82,267,635
Autoparts Holdings, Ltd.
Term Loan, Maturing July 28, 2017(3)		5,600	5,572,000
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		46,050	44,913,164
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		25,016	25,143,681
Federal-Mogul Corp.
Term Loan, 2.13%, Maturing December 29, 2014		41,463	39,597,445
Term Loan, 2.13%, Maturing December 28, 2015		23,639	22,575,049
Financiere Truck (Investissement)
Term Loan, 3.76%, Maturing February 15, 2012	EUR	1,412	1,815,494
Term Loan, 1.60%, Maturing February 15, 2015(2)(4)	GBP	2,252	3,382,225

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Ford Motor Co.
Revolving Loan, 0.36%, Maturing December 15, 2013(2)		4,852	$4,808,128
Term Loan, 2.94%, Maturing December 16, 2013		11,666	11,667,260
Term Loan, 2.94%, Maturing December 16, 2013		14,287	14,294,120
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		75,617	73,051,206
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		6,334	6,349,960
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		39,125	39,341,596
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		21,222	21,208,549
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2015		8,436	8,448,798
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,473	5,499,862
Tenneco Automotive, Inc.
Term Loan, 5.19%, Maturing March 17, 2014		5,550	5,584,688
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 1, 2016		4,466	4,510,913
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		14,025	14,042,531
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		5,945	5,985,998

			$440,060,302

Beverage and Tobacco — 0.0%(5)
Maine Beverage Co., LLC
Term Loan, 2.00%, Maturing March 31, 2013		894	$866,937

			$866,937

Brokers, Dealers and Investment Houses — 0.2%
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		19,000	$19,000,000

			$19,000,000

Building and Development — 1.5%
401 North Wabash Venture, LLC
Term Loan, 6.74%, Maturing July 27, 2012(4)		8,284	$6,958,525
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		16,933	16,967,833
Beacon Sales Acquisition, Inc.
Term Loan, 2.22%, Maturing September 30, 2013		5,881	5,788,727
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		14,005	14,201,572
CB Richard Ellis Services, Inc.
Term Loan, 3.25%, Maturing March 5, 2018(2)		8,036	7,965,402
Term Loan, 3.69%, Maturing September 4, 2019		8,589	8,508,761
Contech Construction Products
Term Loan, 5.25%, Maturing January 31, 2013		1,733	1,430,349
Forestar USA Real Estate Group, Inc.
Revolving Loan, 2.43%, Maturing August 6, 2013(2)		1,675	1,650,097
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,502,090
Lafarge Roofing
Term Loan, 3.25%, Maturing March 16, 2015(4)		1,634	1,481,215
Term Loan, 3.86%, Maturing April 16, 2015(4)	EUR	2,920	3,828,118
Term Loan, 5.00%, Maturing April 16, 2015(4)	EUR	1,962	3,997,170
Materis
Term Loan, 3.99%, Maturing April 27, 2014	EUR	2,148	2,927,358
Term Loan, 4.35%, Maturing April 27, 2015	EUR	2,290	3,120,443

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	3,261	$3,228,570
November 2005 Land Investors, LLC
Term Loan, 0.00%, Maturing March 31, 2011(6)	610	64,017
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	9,523	9,237,567
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	12,800	12,839,571
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013	908	859,934
Term Loan, 3.27%, Maturing October 10, 2013	7,658	7,256,411
Term Loan, 4.44%, Maturing October 10, 2016	428	386,210
Term Loan, 4.52%, Maturing October 10, 2016	4,570	4,128,515
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(7)	8,795	8,472,170
WCI Communities, Inc.
Term Loan, 11.00%, Maturing September 2, 2016(4)	3,641	3,549,504
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014	20,000	20,050,000

		$162,400,129

Business Equipment and Services — 6.9%
Acxiom Corp.
Term Loan, 3.23%, Maturing March 15, 2015	5,973	$5,957,915
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	36,186	36,453,093
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	41,466	41,393,118
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	13,367	13,441,748
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	14,050	14,093,906
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	9,775	9,750,562
Dealer Computer Services, Inc.
Term Loan, 2.69%, Maturing April 21, 2016	5,133	5,094,833
Term Loan, 3.75%, Maturing April 20, 2018	35,350	35,460,469
Education Management, LLC
Term Loan, 2.00%, Maturing June 3, 2013	19,663	19,406,711
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	20,483	20,488,434
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018	11,268	11,134,381
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	22,654	22,748,067
Kronos, Inc.
Term Loan, 2.00%, Maturing June 11, 2014	15,023	14,823,136
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	19,066	19,197,513
Macrovision Solution Corp.
Term Loan, 4.00%, Maturing February 7, 2018	4,988	5,003,086
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	8,875	8,941,563
Mitchell International, Inc.
Term Loan, 2.25%, Maturing March 28, 2014	1,954	1,892,407
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015	1,500	1,432,500
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016	16,953	16,952,874
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	15,312	15,356,665

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Quantum Corp.
Term Loan, 3.75%, Maturing July 14, 2014		2,173	$2,166,629
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		59,675	59,525,812
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014		46,499	41,914,786
Safenet, Inc.
Term Loan, 2.69%, Maturing April 12, 2014		14,251	13,924,895
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,483	5,484,722
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016		10,010	9,772,204
Sitel (Client Logic)
Term Loan, 8.19%, Maturing January 30, 2014	EUR	569	818,226
Term Loan, 7.00%, Maturing January 30, 2017		9,682	9,730,761
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,278	9,368,264
Solera Holdings, LLC
Term Loan, 2.00%, Maturing May 16, 2014		3,688	3,681,598
Term Loan, 3.25%, Maturing May 16, 2014	EUR	2,915	4,155,216
SunGard Data Systems, Inc.
Term Loan, 1.94%, Maturing February 28, 2014		32,531	31,785,170
Term Loan, 3.69%, Maturing February 28, 2014		11,124	11,096,044
Term Loan, 3.85%, Maturing February 26, 2016		69,035	68,854,973
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		11,025	11,052,562
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		18,417	18,438,426
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		12,943	13,007,275
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		2,246	2,259,938
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,673	30,749,808
Travelport, LLC
Term Loan, 2.75%, Maturing August 23, 2013		154	148,271
Term Loan, 2.75%, Maturing August 23, 2013		595	574,092
Term Loan, 4.75%, Maturing August 21, 2015		8,217	7,936,345
Term Loan, 4.75%, Maturing August 21, 2015		20,702	19,994,316
Term Loan, 4.75%, Maturing August 21, 2015		25,941	25,054,117
Term Loan, 6.04%, Maturing August 21, 2015	EUR	1,481	2,047,608
U.S. Security Holdings, Inc.
Term Loan, Maturing July 28, 2017(3)		1,618	1,601,597
Term Loan, Maturing July 28, 2017(3)		8,307	8,224,153
West Corp.
Term Loan, 2.63%, Maturing October 24, 2013		2,691	2,679,961
Term Loan, 4.50%, Maturing July 15, 2016		6,545	6,576,000
Term Loan, 4.50%, Maturing July 15, 2016		18,182	18,250,074

			$759,896,824

Cable and Satellite Television — 5.4%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		13,600	$13,640,804
Bresnan Communications, LLC
Term Loan, 4.50%, Maturing December 14, 2017		13,408	13,425,913
Cequel Communications, LLC
Term Loan, 2.19%, Maturing November 5, 2013		51,311	50,861,722
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		42,016	41,884,833

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		7,000	$6,956,250
CSC Holdings, Inc.
Term Loan, 1.94%, Maturing March 29, 2016		3,612	3,594,620
Term Loan, 1.94%, Maturing March 29, 2016		27,404	27,135,552
DG FastChannel, Inc.
Term Loan, Maturing July 26, 2018(3)		21,975	21,823,922
Digital Cinema Implementation
Term Loan, 5.00%, Maturing March 31, 2017		10,973	10,972,500
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		19,248	19,250,112
Insight Midwest Holdings, LLC
Term Loan, 1.96%, Maturing April 7, 2014		25,573	25,380,738
Kabel Deutschland GmbH
Term Loan, 3.69%, Maturing March 31, 2014	EUR	9,300	13,364,554
Term Loan, 4.69%, Maturing March 31, 2014	EUR	12,250	17,600,643
Term Loan, 5.44%, Maturing December 13, 2016	EUR	16,500	23,782,928
Term Loan, 4.69%, Maturing June 15, 2018	EUR	15,825	22,647,339
MCC Iowa, LLC
Term Loan, 1.91%, Maturing January 30, 2015		7,518	7,217,282
Term Loan, 1.91%, Maturing January 30, 2015		7,640	7,334,400
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,172	10,112,915
Mediacom Illinois, LLC
Term Loan, 1.91%, Maturing January 30, 2015		18,995	18,128,548
Term Loan, 5.50%, Maturing March 31, 2017		2,948	2,948,729
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,406	10,382,752
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,947	9,004,780
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		23,232	23,036,427
ProSiebenSat.1 Media AG
Term Loan, 2.69%, Maturing July 2, 2014	EUR	2,790	3,814,267
Term Loan, 2.69%, Maturing July 2, 2014	EUR	10,675	14,595,047
Term Loan, 4.20%, Maturing March 6, 2015	EUR	2,822	3,702,352
Term Loan, 3.31%, Maturing June 26, 2015	EUR	32,121	44,126,921
Term Loan, 3.31%, Maturing July 3, 2015	EUR	1,435	1,971,086
Term Loan, 4.45%, Maturing March 4, 2016	EUR	2,822	3,702,352
UPC Broadband Holding B.V.
Term Loan, 3.69%, Maturing December 30, 2016		5,061	5,062,752
Term Loan, 5.07%, Maturing December 31, 2016	EUR	41,765	58,544,159
Term Loan, 3.69%, Maturing December 29, 2017		20,793	20,818,982
Term Loan, 5.32%, Maturing December 31, 2017	EUR	8,477	11,949,969
YPSO Holding SA
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	3,061	4,023,284
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	4,995	6,564,307
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	8,366	10,995,195
Term Loan, 5.69%, Maturing December 31, 2015(4)	EUR	960	1,255,093

			$591,614,029

Chemicals and Plastics — 4.7%
Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		5,003	$5,017,397
Ashland, Inc.
Term Loan, Maturing July 30, 2018(3)		26,475	26,551,539
British Vita UK, Ltd.
Term Loan, 6.80%, Maturing June 30, 2014(4)	EUR	1,030	1,465,663

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Celanese Holdings, LLC
Term Loan, 3.25%, Maturing October 31, 2016		2,416	$2,427,757
Term Loan, 4.49%, Maturing October 31, 2016	EUR	676	973,417
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,244,419
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		4,444	4,486,607
Hexion Specialty Chemicals, Inc.
Term Loan, 2.25%, Maturing May 3, 2013		12,368	11,997,368
Term Loan, 2.50%, Maturing May 6, 2013		1,190	1,176,614
Term Loan, 2.50%, Maturing May 6, 2013		2,775	2,742,655
Term Loan, 3.94%, Maturing May 5, 2015		13,497	13,348,109
Term Loan, 4.00%, Maturing May 5, 2015		6,950	6,873,833
Term Loan, 4.00%, Maturing May 5, 2015		7,116	7,000,103
Term Loan, 4.06%, Maturing May 5, 2015		4,171	4,097,675
Term Loan, 5.28%, Maturing May 5, 2015	EUR	1,085	1,528,188
Houghton International, Inc.
Revolving Loan, Maturing January 30, 2016(3)		1,600	1,544,000
Term Loan, 6.75%, Maturing January 29, 2016		15,015	15,164,757
Huish Detergents, Inc.
Term Loan, 2.19%, Maturing April 25, 2014		1,962	1,877,649
Huntsman International, LLC
Term Loan, 1.72%, Maturing April 21, 2014		5,334	5,191,508
Term Loan, 2.46%, Maturing June 30, 2016		5,333	5,200,389
Term Loan, 2.72%, Maturing April 19, 2017		14,543	14,151,868
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013	EUR	13,915	20,940,256
Term Loan, 7.50%, Maturing December 16, 2013		16,342	16,937,263
Term Loan, 8.00%, Maturing December 16, 2014	EUR	15,459	23,263,054
Term Loan, 8.00%, Maturing December 16, 2014		16,691	17,298,147
ISP Chemco, Inc.
Term Loan, 1.69%, Maturing June 4, 2014		8,363	8,336,305
Kleopatra
Term Loan, 3.61%, Maturing January 3, 2016	GBP	509	697,693
Term Loan, 4.32%, Maturing January 4, 2016	EUR	2,142	2,619,398
Term Loan, 2.90%, Maturing January 9, 2017		154	128,442
MacDermid, Inc.
Term Loan, 2.19%, Maturing April 11, 2014		5,574	5,551,738
Millenium Inorganic Chemicals
Term Loan, 2.50%, Maturing May 15, 2014		7,884	7,846,885
Momentive Performance Materials
Term Loan, 2.45%, Maturing December 4, 2013		4,800	4,730,002
Term Loan, 3.64%, Maturing December 4, 2013	EUR	9,922	13,793,673
Term Loan, 3.69%, Maturing May 5, 2015		21,809	21,441,386
Term Loan, 4.89%, Maturing May 5, 2015	EUR	4,974	6,955,000
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		11,538	11,562,146
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		16,750	16,833,750
OM Group, Inc.
Term Loan, Maturing July 28, 2017(3)	EUR	2,000	2,845,061
Term Loan, Maturing July 28, 2017(3)		7,000	7,000,000
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,177	15,252,877
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		22,750	22,890,413
Solutia, Inc.
Revolving Loan, 0.94%, Maturing March 17, 2015(2)		5,000	4,750,000
Term Loan, 3.50%, Maturing August 1, 2017		22,049	22,111,960

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		40,671	$40,742,653
Tank Intermediate Holding Corp.
Term Loan, 5.01%, Maturing April 15, 2016		8,260	8,311,245
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		66,532	66,502,461

			$510,403,323

Clothing/Textiles — 0.1%
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		6,675	$6,700,031

			$6,700,031

Conglomerates — 2.0%
Aquilex Holdings, LLC
Term Loan, 6.00%, Maturing April 1, 2016		1,759	$1,757,685
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		18,073	18,184,607
ISS Holdings A/S
Term Loan, 4.97%, Maturing April 30, 2015	EUR	11,950	16,920,100
Jarden Corp.
Term Loan, 3.25%, Maturing March 30, 2018		2,775	2,787,250
Johnson Diversey, Inc.
Term Loan, 4.00%, Maturing November 24, 2015		12,766	12,797,722
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		8,700	8,743,465
RBS Global, Inc.
Term Loan, 2.44%, Maturing July 19, 2013		6,930	6,869,416
Term Loan, 2.77%, Maturing July 19, 2013		30,406	30,215,517
RGIS Holdings, LLC
Term Loan, 2.75%, Maturing April 30, 2014		937	913,736
Term Loan, 2.75%, Maturing April 30, 2014		20,109	19,606,249
Service Master Co.
Term Loan, 2.69%, Maturing July 24, 2014		3,193	3,092,663
Term Loan, 2.71%, Maturing July 24, 2014		33,961	32,889,980
US Investigations Services, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		5,182	5,222,477
Term Loan, 3.00%, Maturing February 21, 2015		16,555	16,254,725
Vertrue, Inc.
Term Loan, 5.25%, Maturing August 16, 2014		3,097	2,539,652
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		42,843	42,930,152

			$221,725,396

Containers and Glass Products — 2.6%
Berry Plastics Corp.
Term Loan, 2.26%, Maturing April 3, 2015		24,990	$23,614,318
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		2,749	2,756,081
Term Loan, 4.50%, Maturing February 23, 2018		30,962	31,042,851
Consolidated Container Co.
Term Loan, 2.44%, Maturing March 28, 2014		15,193	14,752,495
Graham Packaging Holdings Co.
Term Loan, 6.75%, Maturing April 4, 2014		18,810	18,861,790
Term Loan, 6.00%, Maturing September 23, 2016		28,187	28,267,188
Graphic Packaging International, Inc.
Term Loan, 2.23%, Maturing May 16, 2014		21,189	21,093,718
Term Loan, 2.99%, Maturing May 16, 2014		9,925	9,922,518
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		4,750	4,750,000

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
JSG Acquisitions
Term Loan, 4.61%, Maturing December 1, 2014	EUR	2,964	$4,259,990
Term Loan, 4.83%, Maturing December 31, 2014	EUR	2,580	3,706,518
Kranson Industries, Inc.
Term Loan, 2.44%, Maturing July 31, 2013		1,591	1,551,364
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		7,114	7,120,176
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 9, 2018		69,021	68,618,217
Term Loan, Maturing August 9, 2018(3)		39,975	39,600,234
Smurfit Kappa Acquisitions
Term Loan, 4.56%, Maturing November 21, 2013	EUR	45	65,331
Term Loan, 4.89%, Maturing November 21, 2013	EUR	45	65,343
Term Loan, 4.73%, Maturing December 31, 2014	EUR	97	140,103
Term Loan, 4.85%, Maturing December 31, 2014	EUR	97	140,071

			$280,328,306

Cosmetics/Toiletries — 1.5%
Alliance Boots Holdings, Ltd.
Term Loan, 3.60%, Maturing July 9, 2015	GBP	32,000	$49,276,366
Term Loan, 4.30%, Maturing July 9, 2015	EUR	51,213	71,380,298
Bausch & Lomb, Inc.
Term Loan, 3.44%, Maturing April 24, 2015		5,684	5,652,560
Term Loan, 3.48%, Maturing April 24, 2015		25,039	24,899,540
Prestige Brands, Inc.
Term Loan, 4.76%, Maturing March 24, 2016		16,018	16,114,561

			$167,323,325

Drugs — 1.2%
Axcan Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		20,323	$20,056,137
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 2.69%, Maturing June 17, 2016		6,000	5,950,626
Term Loan, 4.00%, Maturing June 18, 2018		20,250	20,327,740
Graceway Pharmaceuticals, LLC
Term Loan, 4.94%, Maturing May 3, 2012		4,658	2,579,229
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016		20,520	20,548,790
Term Loan, 4.25%, Maturing March 15, 2018		13,258	13,285,127
Term Loan, 4.25%, Maturing March 15, 2018		26,516	26,570,255
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		18,230	18,267,050

			$127,584,954

Ecological Services and Equipment — 0.1%
Big Dumpster Merger Sub, Inc.
Term Loan, 2.44%, Maturing February 5, 2013		1,614	$1,394,766
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014		248	228,538
Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,122	11,177,736
Synagro Technologies, Inc.
Term Loan, 2.19%, Maturing April 2, 2014		888	825,954
Wastequip, Inc.
Term Loan, 2.44%, Maturing February 5, 2013		679	587,270

			$14,214,264

Electronics/Electrical — 4.4%
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		28,457	$28,528,607

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		21,675	$21,774,337
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing December 29, 2016		5,796	5,824,854
Christie/Aix, Inc.
Term Loan, 5.25%, Maturing April 29, 2016		9,576	9,546,361
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017		10,472	10,485,465
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		33,625	32,868,438
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		7,463	7,453,172
Term Loan, 5.50%, Maturing May 31, 2016		16,870	16,842,115
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		552	545,758
Term Loan, 3.62%, Maturing November 1, 2013		552	545,758
Term Loan, 3.62%, Maturing November 1, 2013		573	566,890
Term Loan, 3.62%, Maturing November 1, 2013		573	566,890
Term Loan, 3.62%, Maturing November 1, 2013		1,012	1,000,777
Term Loan, 3.62%, Maturing November 1, 2013		2,000	1,978,334
Term Loan, 3.62%, Maturing November 1, 2013		2,436	2,409,726
Freescale Semiconductor, Inc.
Term Loan, 4.44%, Maturing December 1, 2016		42,392	42,249,068
Infor Enterprise Solutions Holdings
Term Loan, 5.94%, Maturing July 28, 2015		18,953	18,383,998
Term Loan, 5.94%, Maturing July 28, 2015		41,399	40,415,131
Term Loan, 6.44%, Maturing July 28, 2015	EUR	2,865	3,949,475
Term Loan - Second Lien, 6.44%, Maturing March 3, 2014		550	482,167
Term Loan - Second Lien, 6.44%, Maturing March 3, 2014		950	831,547
Microsemi Corp.
Term Loan, 4.00%, Maturing November 2, 2017		11,368	11,367,875
Network Solutions, LLC
Term Loan, 2.44%, Maturing March 7, 2014		8,790	8,526,032
NXP B.V.
Term Loan, 4.50%, Maturing March 7, 2017		40,349	40,399,311
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		9,951	8,666,920
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		51,725	51,748,069
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		6,876	6,914,232
Ship US Bidco, Inc.
Term Loan, 5.25%, Maturing November 30, 2017		3,500	3,482,500
Term Loan, 6.01%, Maturing November 30, 2017	GBP	14,500	23,533,281
Term Loan, Maturing November 30, 2017(3)	GBP	7,000	11,360,894
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		10,987	11,014,506
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		32,686	32,939,842
SS&C Technologies, Inc.
Term Loan, 2.24%, Maturing November 23, 2012		2,527	2,501,763
VeriFone, Inc.
Term Loan, 2.94%, Maturing October 31, 2013		1,788	1,783,709
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		21,676	21,703,245

			$483,191,047

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Equipment Leasing — 0.6%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		26,150	$25,670,592
Term Loan, 3.75%, Maturing March 9, 2018		40,823	40,781,089

			$66,451,681

Farming/Agriculture — 0.2%
Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016		6,269	$6,299,843
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016		12,624	12,631,528

			$18,931,371

Financial Intermediaries — 3.0%
Asset Acceptance Capital Corp.
Term Loan, 3.75%, Maturing June 5, 2013		11,679	$11,503,931
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		23,600	23,526,250
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		17,418	17,505,415
First Data Corp.
Term Loan, 2.94%, Maturing September 24, 2014		11,983	11,191,935
Term Loan, 2.94%, Maturing September 24, 2014		12,901	12,054,748
Term Loan, 2.94%, Maturing September 24, 2014		16,312	15,236,779
Term Loan, 4.19%, Maturing March 23, 2018		15,843	14,592,444
Grosvenor Capital Management
Term Loan, 4.19%, Maturing December 5, 2016		8,974	8,974,090
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016		9,830	9,891,643
Interactive Data Corp.
Term Loan, 4.75%, Maturing February 12, 2018		37,628	37,666,424
Jupiter Asset Management Group
Term Loan, 4.46%, Maturing March 17, 2015	GBP	4,093	6,633,701
LPL Holdings, Inc.
Term Loan, 1.95%, Maturing June 28, 2013		7,479	7,469,467
Term Loan, 4.25%, Maturing June 25, 2015		23,541	23,688,310
Term Loan, 5.25%, Maturing June 28, 2017		15,342	15,449,783
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		32,464	32,659,826
Nuveen Investments, Inc.
Term Loan, 3.25%, Maturing November 13, 2014		19,231	18,904,963
Term Loan, 5.75%, Maturing May 12, 2017		29,913	29,921,885
RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.19%, Maturing December 10, 2015(8)		63	51,598
Term Loan, 6.19%, Maturing December 10, 2015(8)		1,995	1,581,909
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	16,320,129
Travelex America Holdings, Inc.
Term Loan, 2.93%, Maturing October 31, 2013		423	419,926
Term Loan, 2.93%, Maturing October 31, 2013		8,577	8,514,185
Term Loan, 3.43%, Maturing October 31, 2014		423	419,926
Term Loan, 3.43%, Maturing October 31, 2014		8,577	8,514,185

			$332,693,452

Food Products — 2.9%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		27,107	$27,022,353
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,198	10,185,042

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Autobar BV
Term Loan, 6.45%, Maturing October 6, 2017	EUR	424	$608,116
Term Loan, 6.45%, Maturing October 6, 2017	EUR	2,576	3,697,193
BL Marketing, Ltd.
Term Loan, 2.39%, Maturing December 31, 2013	GBP	3,500	5,523,894
Term Loan - Second Lien, 5.62%, Maturing June 30, 2015	GBP	2,500	3,888,188
Dean Foods Co.
Term Loan, 1.75%, Maturing April 2, 2014		31,896	30,885,904
Term Loan, 3.44%, Maturing April 2, 2014		8,958	8,843,999
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		13,204	13,247,758
Term Loan, 5.06%, Maturing July 6, 2018		24,521	24,602,979
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,476	9,523,631
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		22,800	22,807,137
Liberator Midco, Ltd.
Term Loan, 5.26%, Maturing April 29, 2016	GBP	10,500	17,278,326
Term Loan, 5.94%, Maturing April 30, 2016	EUR	2,000	2,877,989
Lion Polaris S.A.S.
Term Loan, 5.61%, Maturing September 14, 2016	EUR	5,000	7,157,555
Term Loan, 5.61%, Maturing October 13, 2017	EUR	5,269	7,571,137
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,199	25,236,568
Picard
Term Loan, 5.61%, Maturing October 13, 2017	EUR	1,231	1,768,708
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		15,709	15,875,706
Pinnacle Foods Finance, LLC
Revolving Loan, 0.85%, Maturing April 2, 2013(2)		4,000	3,720,000
Term Loan, 2.69%, Maturing April 2, 2014		38,672	38,357,765
Term Loan, 6.00%, Maturing April 2, 2014		5,744	5,786,993
United Biscuits
Term Loan, 3.14%, Maturing December 15, 2014	GBP	3,961	6,235,367
Term Loan - Second Lien, 4.63%, Maturing June 15, 2016	GBP	1,500	2,280,591
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,329	21,373,428

			$316,356,327

Food Service — 4.8%
Aramark Corp.
Term Loan, 2.12%, Maturing January 24, 2014		955	$940,675
Term Loan, 2.06%, Maturing January 27, 2014		3,787	3,735,474
Term Loan, 2.12%, Maturing January 27, 2014		25,857	25,503,793
Term Loan, 3.44%, Maturing July 26, 2016		4,450	4,431,826
Term Loan, 3.50%, Maturing July 26, 2016		46,440	46,246,756
Buffets, Inc.
Term Loan, 12.00%, Maturing April 21, 2015(4)		9,126	7,894,339
Term Loan, 7.50%, Maturing April 22, 2015(4)		1,205	951,682
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		71,482	71,417,750
Term Loan, 4.78%, Maturing October 19, 2016	EUR	9,950	14,273,315
Darling International, Inc.
Term Loan, 5.00%, Maturing December 16, 2016		2,400	2,413,500
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018		107,100	106,774,844
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		13,807	13,832,554
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		24,667	24,697,583

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Dunkin’ Brands, Inc.
Term Loan, 4.25%, Maturing November 23, 2017		61,149	$61,216,107
JRD Holdings, Inc.
Term Loan, 2.47%, Maturing July 2, 2014		6,025	5,968,878
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		6,290	6,071,387
Term Loan, 2.50%, Maturing June 14, 2014		64,325	62,086,697
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		8,086	8,045,508
Selecta
Term Loan, 2.62%, Maturing July 2, 2015	CHF	18,405	20,788,910
SSP Financing, Ltd.
Term Loan, 1.75%, Maturing December 17, 2016		5,115	4,465,036
U.S. Foodservice, Inc.
Term Loan, 2.69%, Maturing July 3, 2014		28,216	26,784,275
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		8,285	8,301,481

			$526,842,370

Food/Drug Retailers — 3.1%
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		53,950	$53,990,462
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		82,267	82,380,975
Pantry, Inc. (The)
Term Loan, 1.94%, Maturing May 15, 2014		60	59,303
Term Loan, 1.94%, Maturing May 15, 2014		6,522	6,443,149
Rite Aid Corp.
Term Loan, 1.94%, Maturing June 4, 2014		68,472	65,334,071
Term Loan, 4.50%, Maturing March 2, 2018		34,561	33,999,772
Roundy’s Supermarkets, Inc.
Term Loan, 6.15%, Maturing November 3, 2013		41,970	42,147,443
Term Loan - Second Lien, 10.00%, Maturing April 18, 2016		2,500	2,532,033
Supervalu, Inc.
Term Loan, 3.44%, Maturing October 5, 2015		2,832	2,800,028
Term Loan, 4.50%, Maturing April 28, 2018		53,098	52,404,360

			$342,091,596

Forest Products — 0.4%
Georgia-Pacific Corp.
Term Loan, 2.25%, Maturing December 20, 2012		3,884	$3,885,810
Term Loan, 2.25%, Maturing December 21, 2012		28,944	28,956,026
Term Loan, 3.50%, Maturing December 23, 2014		10,332	10,347,475
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,500	4,525,312

			$47,714,623

Health Care — 11.8%
1-800-Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,635	$7,654,331
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		31,925	31,893,075
Alliance Healthcare Services
Term Loan, 5.50%, Maturing June 1, 2016		12,745	12,715,790
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		10,487	10,500,334
Term Loan, Maturing September 18, 2015(3)		9,150	9,164,301
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		15,278	15,271,874

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		8,529	$8,567,825
Term Loan, 8.50%, Maturing April 14, 2015		8,529	8,567,825
Biomet, Inc.
Term Loan, 3.23%, Maturing March 25, 2015		64,875	64,315,431
Term Loan, 4.43%, Maturing March 25, 2015	EUR	2,863	4,110,905
Capsugel Healthcare, Ltd.
Term Loan, Maturing August 1, 2018(3)		17,450	17,519,800
Cardinal Health 409, Inc.
Term Loan, 2.44%, Maturing April 10, 2014		15,281	14,670,034
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		22,120	20,663,365
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019	EUR	837	1,031,432
Catalina Marketing Corp.
Term Loan, 2.94%, Maturing October 1, 2014		7,951	7,851,496
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		6,814	6,856,648
Community Health Systems, Inc.
Term Loan, 2.50%, Maturing July 25, 2014		3,922	3,795,664
Term Loan, 2.50%, Maturing July 25, 2014		89,612	86,722,362
Term Loan, 3.75%, Maturing January 25, 2017		29,333	28,677,663
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		17,798	17,825,788
Term Loan, 6.01%, Maturing December 22, 2016	EUR	7,463	10,714,819
CRC Health Corp.
Term Loan, 4.75%, Maturing November 16, 2015		30,015	29,339,978
Dako EQT Project Delphi
Term Loan, 3.69%, Maturing May 31, 2016	EUR	3,099	4,307,582
Term Loan, 2.37%, Maturing June 12, 2016		1,568	1,510,471
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		26,890	26,995,525
DJO Finance, LLC
Term Loan, 3.19%, Maturing May 20, 2014		16,259	16,035,471
Emdeon Business Services, LLC
Term Loan, 4.50%, Maturing November 18, 2013		8,933	8,949,248
Fenwal, Inc.
Term Loan, 2.50%, Maturing February 28, 2014		497	473,792
Term Loan, 2.50%, Maturing February 28, 2014		2,901	2,763,386
Fresenius SE
Term Loan, 3.50%, Maturing September 10, 2014		929	930,390
Term Loan, 3.50%, Maturing September 10, 2014		1,898	1,901,770
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017		44,100	44,343,476
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		20,010	20,059,796
Harvard Drug Group, LLC
Term Loan, 6.50%, Maturing April 8, 2016		340	335,085
Term Loan, 6.50%, Maturing April 8, 2016		2,473	2,436,985
HCA, Inc.
Term Loan, 3.50%, Maturing March 31, 2017		59,269	58,220,281
Term Loan, 3.50%, Maturing May 1, 2018		44,850	44,070,745
Health Management Associates, Inc.
Term Loan, 2.00%, Maturing February 28, 2014		57,649	56,394,300
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		21,297	21,230,073
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		15,153	15,199,080
Term Loan, 5.00%, Maturing August 25, 2017	EUR	1,975	2,844,954

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing August 4, 2016		31,081	$30,980,880
Term Loan, 6.75%, Maturing May 15, 2018		15,925	15,885,188
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		22,825	22,830,706
Lifepoint Hospitals, Inc.
Term Loan, 3.01%, Maturing April 15, 2015		15,498	15,509,884
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		28,493	28,594,056
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		11,650	11,533,500
Meritas, LLC
Term Loan, Maturing July 28, 2017(3)		11,125	11,013,750
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		64,292	64,060,686
Mylan, Inc.
Term Loan, 3.50%, Maturing October 2, 2014		554	557,959
Nyco Holdings
Term Loan, 3.19%, Maturing December 29, 2013		13,272	13,160,787
Term Loan, 3.94%, Maturing December 29, 2014		16,369	16,224,177
Term Loan, 5.19%, Maturing December 29, 2014	EUR	8,891	12,705,985
Term Loan, 5.94%, Maturing December 29, 2015	EUR	8,889	12,702,537
Term Loan - Second Lien, 4.69%, Maturing December 29, 2015		16,398	16,252,508
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		6,044	6,013,663
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		29,735	29,140,153
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		17,552	17,569,190
ReAble Therapeutics Finance, LLC
Term Loan, 2.19%, Maturing November 18, 2013		8,707	8,674,767
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		9,627	9,677,771
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		13,972	14,023,977
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018		38,950	38,340,939
Skillsoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		3,914	3,964,910
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		13,925	13,994,625
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,176	2,892,845
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,950	22,842,433
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		22,705	22,781,154
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016		29,819	29,882,107
VWR Funding, Inc.
Term Loan, 2.69%, Maturing June 30, 2014		54,045	52,660,102

			$1,291,904,389

Home Furnishings — 0.4%
Hunter Fan Co.
Term Loan, 2.69%, Maturing April 16, 2014		3,081	$2,957,638
National Bedding Co., LLC
Term Loan, 3.75%, Maturing November 28, 2013		26,516	26,383,370
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014		4,500	4,334,998

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Oreck Corp.
Term Loan - Second Lien, 3.75%, Maturing March 19, 2016(8)		797	$718,520
Sanitec Europe OY
Term Loan, 2.50%, Maturing June 24, 2016	EUR	3,464	4,411,745

			$38,806,271

Industrial Equipment — 1.9%
Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		1,867	$1,883,778
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		18,961	17,349,286
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		14,065	14,064,750
EPD Holdings, (Goodyear Engineering Products)
Term Loan, 2.69%, Maturing July 31, 2014		3,865	3,686,716
Term Loan, 2.69%, Maturing July 31, 2014		23,499	22,412,470
Term Loan - Second Lien, 5.94%, Maturing July 31, 2015		2,000	1,807,500
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing November 23, 2016		5,955	5,955,000
Term Loan, 0.50%, Maturing February 16, 2017(2)		7,000	6,965,000
Generac Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013		10,205	10,163,987
Itron, Inc.
Term Loan, 5.75%, Maturing April 18, 2014		502	504,646
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		417	417,118
Term Loan, 8.25%, Maturing September 21, 2014		1,051	1,049,531
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		20,773	20,889,536
Kinetek Acquisition Corp.
Term Loan, 2.75%, Maturing November 11, 2013		277	268,800
Term Loan, 2.75%, Maturing November 11, 2013		2,732	2,650,281
KION Group GmbH
Term Loan, 3.69%, Maturing December 23, 2014(4)		11,736	10,879,148
Term Loan, 5.19%, Maturing December 23, 2014(4)	EUR	450	607,209
Term Loan, 4.94%, Maturing December 29, 2014(4)	EUR	590	797,181
Term Loan, 3.94%, Maturing December 23, 2015(4)		11,736	10,879,148
Term Loan, 5.19%, Maturing December 29, 2015(4)	EUR	572	772,300
Term Loan, 5.44%, Maturing December 29, 2015(4)	EUR	423	571,331
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2016		35,744	35,819,719
Polypore, Inc.
Revolving Loan, 0.54%, Maturing July 3, 2013(2)		2,000	1,820,000
Term Loan, 2.19%, Maturing July 3, 2014		22,442	22,231,317
Term Loan, 3.39%, Maturing July 3, 2014	EUR	1,070	1,510,458
Sequa Corp.
Term Loan, 3.50%, Maturing December 3, 2014		1,989	1,957,429
Terex Corp.
Term Loan, Maturing July 31, 2017(3)	EUR	10,000	14,368,993

			$212,282,632

Insurance — 1.3%
Alliant Holdings I, Inc.
Term Loan, 3.25%, Maturing August 21, 2014		23,282	$23,049,005
Term Loan, 6.75%, Maturing August 21, 2014		3,898	3,907,571
AmWINS Group, Inc.
Revolving Loan, 2.51%, Maturing June 8, 2012(2)		7,500	7,342,500
Term Loan, 6.50%, Maturing June 8, 2013		12,408	12,330,540
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		15,051	15,136,034

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,636	$12,703,248
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		15,171	15,259,988
Crump Group, Inc.
Term Loan, 3.20%, Maturing August 1, 2014		3,984	3,901,728
HUB International Holdings, Inc.
Term Loan, 2.75%, Maturing June 13, 2014		3,296	3,206,300
Term Loan, 2.75%, Maturing June 13, 2014		18,956	18,442,545
Term Loan, 6.75%, Maturing June 13, 2014		3,463	3,468,726
U.S.I. Holdings Corp.
Term Loan, 2.69%, Maturing May 5, 2014		23,461	22,874,110
Term Loan, 7.00%, Maturing May 5, 2014		3,930	3,910,350

			$145,532,645

Leisure Goods/Activities/Movies — 3.8%
Alpha D2, Ltd.
Term Loan, 1.65%, Maturing December 31, 2012		618	$612,107
Term Loan, 2.65%, Maturing December 31, 2013		11,894	11,377,258
Term Loan, 2.65%, Maturing December 31, 2013		21,412	20,481,960
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014		5,000	4,748,215
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016		26,961	26,806,334
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		18,175	18,129,563
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013		39,837	38,940,806
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		13,625	13,695,552
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		28,130	28,217,561
Cinemark, Inc.
Term Loan, 3.47%, Maturing April 29, 2016		26,625	26,781,305
ClubCorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016		7,313	7,322,392
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.04%, Maturing May 11, 2013		525	522,304
Term Loan, 6.25%, Maturing May 11, 2013		7,763	7,728,936
Dh P Bidco, Ltd.
Term Loan, 6.12%, Maturing December 8, 2017	GBP	6,500	10,522,728
Fender Musical Instruments Corp.
Term Loan, 2.44%, Maturing June 9, 2014		1,123	1,080,655
Term Loan, 2.44%, Maturing June 9, 2014		3,914	3,767,680
Kasima, LLC
Term Loan, 2.96%, Maturing March 10, 2015(2)		15,000	15,000,000
Merlin Entertainment Group
Term Loan, 4.44%, Maturing July 21, 2017		16,545	16,338,321
Term Loan, 4.88%, Maturing July 21, 2017	GBP	9,332	15,075,866
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016		7,718	7,834,238
National CineMedia, LLC
Term Loan, 1.75%, Maturing February 13, 2015		11,190	10,988,241
Regal Cinemas Corp.
Term Loan, 3.50%, Maturing August 23, 2017		22,139	22,150,860
Revolution Studios Distribution Co., LLC
Term Loan, 3.94%, Maturing December 21, 2014		5,299	3,948,110
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.94%, Maturing February 17, 2016		6,244	6,235,994
Term Loan, 4.00%, Maturing August 17, 2017		25,031	25,113,438

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		30,563	$30,766,907
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018		17,600	17,611,000
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,007,500
Vue Entertainment Investment
Term Loan, 6.26%, Maturing December 9, 2017	EUR	1,000	1,426,123
Zuffa, LLC
Revolving Loan, 1.72%, Maturing June 19, 2012(2)		4,000	3,893,200
Term Loan, 2.25%, Maturing June 19, 2015		10,893	10,684,322

			$410,809,476

Lodging and Casinos — 1.9%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		15,162	$15,225,180
Choctaw Resort Development Enterprise
Term Loan, 7.25%, Maturing November 4, 2011		2,225	2,169,755
Gala Electric Casinos, Ltd.
Term Loan, 5.70%, Maturing May 30, 2018	GBP	21,200	31,418,310
Harrah’s Operating Co.
Term Loan, 3.23%, Maturing January 28, 2015		16,051	14,481,285
Term Loan, 3.25%, Maturing January 28, 2015		25,657	23,165,054
Term Loan, 3.25%, Maturing January 28, 2015		21,500	19,435,054
Term Loan, 9.50%, Maturing October 31, 2016		9,850	10,298,845
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		3,591	3,696,164
Isle of Capri Casinos, Inc.
Term Loan, 4.50%, Maturing November 1, 2013		11,496	11,563,245
Las Vegas Sands, LLC
Term Loan, 1.72%, Maturing May 23, 2014		1,348	1,304,817
Term Loan, 1.72%, Maturing May 23, 2014		6,573	6,360,286
Term Loan, 2.72%, Maturing November 23, 2016		4,906	4,737,796
Term Loan, 2.72%, Maturing November 23, 2016		9,612	9,300,067
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		8,637	8,280,817
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		15,475	15,503,923
Scandic Hotels
Term Loan, 3.83%, Maturing April 25, 2015	EUR	4,725	5,804,363
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,804,363
VML US Finance, LLC
Term Loan, 4.69%, Maturing May 25, 2012		6,903	6,903,007
Term Loan, 4.69%, Maturing May 27, 2013		7,996	7,996,785
Term Loan, 4.69%, Maturing May 27, 2013		8,078	8,078,484

			$211,527,600

Nonferrous Metals/Minerals — 1.0%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		44,210	$44,357,292
Noranda Aluminum Acquisition
Term Loan, 1.94%, Maturing May 16, 2014		4,080	4,053,237
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		32,134	32,220,530
Oxbow Carbon and Mineral Holdings
Term Loan, 3.74%, Maturing May 8, 2016		20,827	20,852,913
SunCoke Energy, Inc.
Term Loan, 5.25%, Maturing July 26, 2018		6,875	6,892,187

			$108,376,159

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Oil and Gas — 2.4%
Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		9,495	$9,571,882
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		2,688	2,725,296
Term Loan, 9.00%, Maturing June 23, 2017		23,031	24,019,289
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		4,022	4,147,602
Dynegy Holdings, Inc.
Term Loan, 3.94%, Maturing April 2, 2013		3,513	3,473,909
Term Loan, 3.94%, Maturing April 2, 2013		60,320	59,641,534
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		32,572	32,567,066
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		28,000	27,973,764
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		26,050	26,087,981
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		60,127	61,028,728
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		772	775,699
Term Loan, 6.50%, Maturing April 20, 2017		1,263	1,269,960
Term Loan, 6.50%, Maturing April 20, 2017		9,534	9,584,015

			$262,866,725

Publishing — 3.7%
Aster Zweite Beteiligungs GmbH
Term Loan, 4.65%, Maturing December 31, 2015		181	$178,988
Term Loan, 4.65%, Maturing December 31, 2015		321	317,478
Term Loan, 4.71%, Maturing December 30, 2016		1,058	1,017,680
Term Loan, 4.71%, Maturing December 30, 2016		2,740	2,635,669
Term Loan, 4.71%, Maturing December 30, 2016		14,359	13,813,221
Term Loan, 5.78%, Maturing December 30, 2016	EUR	708	995,136
Term Loan, 5.78%, Maturing December 30, 2016	EUR	792	1,111,718
Black Press US Partnership
Term Loan, 2.25%, Maturing August 2, 2013		988	946,018
Term Loan, 2.25%, Maturing August 2, 2013		1,627	1,558,148
Cengage Learning, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		24,129	21,149,419
GateHouse Media Operating, Inc.
Term Loan, 2.19%, Maturing August 28, 2014		4,859	1,725,097
Term Loan, 2.19%, Maturing August 28, 2014		15,484	5,496,665
Term Loan, 2.44%, Maturing August 28, 2014		9,242	3,281,024
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		44,626	44,891,255
IWCO Direct, Inc.
Term Loan, 3.56%, Maturing August 7, 2014		1,653	1,528,903
Term Loan, 3.56%, Maturing August 7, 2014		15,856	14,666,983
Lamar Media Corp.
Term Loan, 2.94%, Maturing April 27, 2015		4,744	4,743,590
Term Loan, 4.00%, Maturing December 30, 2016		4,396	4,421,164
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		39,338	37,616,691
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		1,710	1,707,872
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		11,854	11,854,240
Nebraska Book Co., Inc.
Term Loan, 7.25%, Maturing July 27, 2012		5,000	5,025,000

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Nelson Education, Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		284	$248,219
Newspaper Holdings, Inc.
Term Loan, 1.81%, Maturing July 24, 2014		18,122	15,494,305
Nielsen Finance, LLC
Term Loan, 2.19%, Maturing August 9, 2013		38,897	38,420,970
Term Loan, 3.44%, Maturing May 2, 2016		47,678	47,550,012
Term Loan, 3.94%, Maturing May 2, 2016		9,762	9,766,588
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013		1,864	1,864,347
Term Loan, 3.77%, Maturing September 30, 2013		922	922,454
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012		1,779	1,778,854
Term Loan, 10.75%, Maturing June 18, 2013		4,033	3,951,889
Term Loan, 15.00%, Maturing March 18, 2014(4)		1,550	1,433,887
Springer Science+Business Media S.A.
Term Loan, 4.19%, Maturing June 17, 2016		17,000	17,000,000
Term Loan, 5.44%, Maturing June 30, 2015	EUR	9,763	14,063,862
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		947	941,936
Term Loan, 8.00%, Maturing September 29, 2014		841	837,276
Trader Media Corp., Ltd.
Term Loan, 4.63%, Maturing June 8, 2017	GBP	14,595	23,418,711
Term Loan, 5.14%, Maturing December 1, 2017	GBP	11,500	18,467,688
Xsys, Inc.
Term Loan, 2.71%, Maturing December 30, 2016		8,015	7,709,993
Term Loan, 4.71%, Maturing December 30, 2016		10,823	10,411,667
Term Loan, 5.78%, Maturing December 30, 2016	EUR	2,690	3,777,917
Term Loan, 5.78%, Maturing December 30, 2016	EUR	2,750	3,862,565
Term Loan - Second Lien, 7.80%, Maturing June 29, 2018	EUR	1,000	1,393,792

			$403,998,891

Radio and Television — 3.1%
Block Communications, Inc.
Term Loan, 2.19%, Maturing December 22, 2011		9,266	$9,219,420
Citadel Broadcasting Corp.
Term Loan, 4.25%, Maturing December 30, 2016		6,803	6,806,147
CMP Susquehanna Corp.
Revolving Loan, 0.50%, Maturing May 5, 2012(2)		3,815	3,757,532
Term Loan, 2.19%, Maturing May 3, 2013		11,036	10,983,585
Cumulus Media, Inc.
Term Loan, Maturing August 30, 2018(3)		56,875	56,685,208
Entercom Communications Corp.
Revolving Loan, 1.06%, Maturing June 30, 2012(2)		3,000	2,913,750
Term Loan, 1.40%, Maturing June 30, 2012		11,239	10,999,861
Gray Television, Inc.
Term Loan, 3.69%, Maturing December 31, 2014		2,590	2,538,772
HIT Entertainment, Inc.
Term Loan, 5.52%, Maturing June 1, 2012		3,412	3,383,383
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		5,500	5,546,981
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		35,382	35,447,932
Local TV Finance, LLC
Term Loan, 2.19%, Maturing May 7, 2013		7,842	7,655,724
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,774	3,783,563
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		2,053	2,071,281

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,891	$10,917,848
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		9,983	10,094,803
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		12,675	12,675,000
Serpering Investments B.V.
Term Loan, 4.72%, Maturing September 30, 2017	EUR	2,000	2,876,991
SMG H5 PTY, Ltd.
Term Loan, Maturing December 22, 2012(3)	AUD	20,000	21,202,990
Tyrol Acquisition 2 SAS
Term Loan, Maturing October 6, 2013(3)	EUR	5,000	6,219,719
Term Loan, 5.44%, Maturing January 30, 2015	EUR	7,800	9,722,779
Term Loan, Maturing January 30, 2015(3)	EUR	2,750	3,421,976
Term Loan, 5.44%, Maturing January 29, 2016	EUR	7,800	9,722,779
Term Loan, Maturing January 29, 2016(3)	EUR	2,750	3,421,976
Univision Communications, Inc.
Term Loan, 2.19%, Maturing September 29, 2014		20,877	20,000,117
Term Loan, 4.44%, Maturing March 31, 2017		49,701	47,337,313
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		16,010	16,059,906

			$335,467,336

Retailers (Except Food and Drug) — 3.6%
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		12,828	$12,894,871
Dollar General Corp.
Term Loan, 2.94%, Maturing July 7, 2014		8,000	8,006,000
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		17,250	17,271,131
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		26,641	27,173,948
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		40,220	38,714,920
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		23,167	22,931,654
KKR My Best Friend UK Holdco.
Term Loan, 5.63%, Maturing January 24, 2017	GBP	2,000	3,283,723
Michaels Stores, Inc.
Term Loan, 2.50%, Maturing October 31, 2013		31,592	31,098,665
Term Loan, 4.75%, Maturing July 31, 2016		4,629	4,618,817
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		39,075	38,625,559
Orbitz Worldwide, Inc.
Term Loan, 3.22%, Maturing July 25, 2014		19,959	18,353,875
Pep Boys-Manny, Moe, & Jack (The)
Term Loan, 2.25%, Maturing October 28, 2013		2,338	2,337,759
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		35,046	34,949,885
Phillips-Van Heusen Corp.
Term Loan, 4.36%, Maturing February 26, 2016	EUR	4,609	6,631,045
Term Loan, 3.50%, Maturing May 6, 2016		5,059	5,079,977
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		32,675	32,817,855
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		22,970	23,032,071
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		21,409	21,288,200

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Vivarte
Term Loan, 3.25%, Maturing March 9, 2015	EUR	87	$111,296
Term Loan, 3.25%, Maturing March 9, 2015	EUR	337	432,774
Term Loan, 3.25%, Maturing March 9, 2015	EUR	9,886	12,714,062
Term Loan, 3.87%, Maturing March 8, 2016	EUR	9,886	12,714,062
Term Loan, 3.87%, Maturing May 29, 2016	EUR	87	111,285
Term Loan, 3.87%, Maturing May 29, 2016	EUR	337	432,774
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	13	15,245
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	88	106,712
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	900	1,097,612
Yankee Candle Company, Inc. (The)
Term Loan, 2.19%, Maturing February 6, 2014		12,708	12,655,544

			$389,501,321

Steel — 0.0%(5)
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(8)		3,503	$3,286,448

			$3,286,448

Surface Transport — 0.3%
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		31,843	$32,037,927

			$32,037,927

Telecommunications — 4.7%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,154	$14,210,491
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		75,150	74,680,012
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		15,300	15,436,002
BCM Luxembourg, Ltd.
Term Loan, 3.32%, Maturing September 30, 2014	EUR	5,451	5,821,784
Term Loan, 3.57%, Maturing September 30, 2015	EUR	5,451	5,822,275
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		11,500	11,528,750
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		34,563	34,746,768
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		108,578	109,044,434
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		4,311	4,170,653
Term Loan, 3.08%, Maturing May 31, 2014	GBP	325	527,130
Macquarie UK Broadcast Ventures, Ltd.
Term Loan, 2.63%, Maturing January 10, 2014	GBP	6,000	8,839,215
Term Loan, 2.88%, Maturing December 1, 2014	GBP	14,352	21,261,556
MetroPCS Wireless
Term Loan, 3.94%, Maturing March 16, 2018		80,686	80,534,824
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		7,500	7,509,375
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		7,627	7,627,464
SBA Communications Corp.
Term Loan, 3.75%, Maturing June 29, 2018		12,650	12,665,813
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		30,198	30,311,493
Telesat Canada, Inc.
Term Loan, 3.19%, Maturing October 31, 2014		4,689	4,642,726
Term Loan, 3.19%, Maturing October 31, 2014		54,590	54,052,151
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		9,077	9,111,290

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Windstream Corp.
Term Loan, 2.99%, Maturing December 17, 2015	4,214	$4,227,742

		$516,771,948

Utilities — 1.8%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018	42,057	$42,162,268
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	10,794	10,848,272
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018	12,800	12,705,600
Term Loan, 4.50%, Maturing April 2, 2018	32,643	32,400,420
Covanta Energy Corp.
Term Loan, 1.75%, Maturing February 10, 2014	887	879,381
Term Loan, 1.75%, Maturing February 10, 2014	762	756,039
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	5,312	5,318,327
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	59,500	59,622,213
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.73%, Maturing October 10, 2017	36,113	27,016,737

		$191,709,257

Total Senior Floating-Rate Interests (identified cost $10,248,050,859)		$10,254,667,985

Corporate Bonds & Notes — 2.6%

	Principal
	Amount*
Security	(000’s omitted)		Value
Aerospace and Defense — 0.1%
International Lease Finance Corp., Sr. Notes
6.50%, 9/1/14(9)		2,325	$2,476,125
6.75%, 9/1/16(9)		2,325	2,476,125
7.125%, 9/1/18(9)		2,325	2,487,750

			$7,440,000

Beverage and Tobacco — 0.1%
Refresco Group BV, Sr. Notes
7.375%, 5/15/18(10)	EUR	2,500	$3,682,054
Refresco Group BV, Sr. Notes, Variable Rate
5.42%, 5/15/18(10)	EUR	7,000	10,146,305

			$13,828,359

Broadcast Radio and Television — 0.0%(5)
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$3,150,000

			$3,150,000

Building and Development — 0.4%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(9)		14,931	$16,088,152
Calcipar SA, Sr. Notes
6.875%, 5/1/18(9)		4,000	4,050,000
Grohe Holding GmbH, Variable Rate
4.48%, 1/15/14(10)	EUR	12,597	17,964,866

			$38,103,018

	Principal
	Amount*
Security	(000’s omitted)		Value
Cable and Satellite Television — 0.2%
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes
7.50%, 3/15/19(9)		1,000	$1,035,000
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes, Variable Rate
5.721%, 3/15/18(9)	EUR	5,000	7,202,458
Virgin Media Finance PLC, Sr. Notes
6.50%, 1/15/18		14,000	15,470,000

			$23,707,458

Chemicals and Plastics — 0.2%
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(9)		5,000	$5,206,250
Rhodia SA, Sr. Notes, Variable Rate
4.355%, 10/15/13(10)	EUR	856	1,230,093
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(9)	EUR	13,900	19,373,713
Wellman Holdings, Inc., Sr. Sub. Notes
5.00%, 1/29/19(4)(8)		1,131	627,746

			$26,437,802

Diversified Financial Services — 0.1%
Telenet Finance IV Luxembourg S.C.A., Sr. Notes, Variable Rate
5.346%, 6/15/21(9)	EUR	5,000	$7,157,555

			$7,157,555

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(10)	GBP	6,500	$9,895,899
Odeon & UCI Finco PLC, Sr. Notes
9.00%, 8/1/18(9)	GBP	1,500	2,394,467
Odeon & UCI Finco PLC, Sr. Notes, Variable Rate
6.435%, 8/1/18(9)	EUR	2,000	2,830,692

			$15,121,058

Ecological Services and Equipment — 0.0%(5)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(8)		149	$128,154

			$128,154

Electronics/Electrical — 0.2%
NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13		19,234	$19,294,106

			$19,294,106

Financial Intermediaries — 0.3%
First Data Corp., Sr. Notes
7.375%, 6/15/19(9)		5,000	$5,062,500
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(9)	EUR	11,500	15,636,158
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(9)		13,275	13,374,563

			$34,073,221

Health Care — 0.0%(5)
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,127,500

			$3,127,500

	Principal
	Amount*
Security	(000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.2%
MU Finance PLC, Sr. Notes
8.375%, 2/1/17(9)	10,000	$10,650,000
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(9)	7,500	8,146,875

		$18,796,875

Telecommunications — 0.1%
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(9)	8,500	$8,786,875

		$8,786,875

Utilities — 0.6%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(9)	33,200	$34,528,000
7.875%, 1/15/23(9)	31,100	32,693,875

		$67,221,875

Total Corporate Bonds & Notes (identified cost $271,706,431)		$286,373,856

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(11)	$697	$571,668
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.399%, 6/15/29(9)(11)	1,069	1,074,909
Avalon Capital Ltd. 3, Series 1A, Class D, 2.208%, 2/24/19(9)(11)	884	680,434
Babson Ltd., Series 2005-1A, Class C1, 2.199%, 4/15/19(9)(11)	1,129	852,077
Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.299%, 1/15/19(9)(11)	1,500	1,032,797
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.716%, 8/11/16(9)(11)	1,500	1,256,308
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(11)	985	728,557
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.199%, 1/15/18(9)(11)	2,000	1,464,046

Total Asset-Backed Securities (identified cost $9,711,941)		$7,660,796

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(8)(12)(13)	88,506	$4,956,336
Hayes Lemmerz International, Inc.(8)(12)(13)	207,032	12,421,920

		$17,378,256

Building and Development — 0.0%(5)
Contech Construction Holdings, Inc.(8)(12)(13)	233,658	$25,702
Lafarge Roofing(8)(12)(13)	24,547	0
Lafarge Roofing(8)(12)(13)	24,547	0
Lafarge Roofing(8)(12)(13)	24,547	0
United Subcontractors, Inc.(8)(12)(13)	3,646	279,879
WCI Communities, Inc.(8)(12)(13)	22,273	2,338,624

		$2,644,205

Chemicals and Plastics — 0.0%(5)
Vita Cayman II, Ltd.(8)(12)(13)	3,849	$1,216,738
Wellman Holdings, Inc.(8)(12)(13)	1,022	0

		$1,216,738

Security	Shares	Value
Diversified Manufacturing — 0.0%(5)
MEGA Brands, Inc.(13)	19,082	$180,432

		$180,432

Ecological Services and Equipment — 0.0%(5)
Environmental Systems Products Holdings, Inc.(8)(13)(14)	2,484	$56,113

		$56,113

Financial Intermediaries — 0.0%(5)
RTS Investor Corp.(8)(12)(13)	692	$152,807

		$152,807

Food Service — 0.0%(5)
Buffets, Inc.(8)(13)	193,076	$796,438

		$796,438

Home Furnishings — 0.0%(5)
Oreck Corp.(8)(12)(13)	14,217	$974,860
Sanitec Europe Oy B Units(12)(13)	235,094	1,351,225
Sanitec Europe Oy E Units(8)(12)(13)	230,960	0

		$2,326,085

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	414,634	$9,217,853

		$9,217,853

Lodging and Casinos — 0.0%(5)
Herbst Gaming, Inc.(8)(12)(13)	206,125	$1,049,177

		$1,049,177

Publishing — 0.2%
Ion Media Networks, Inc.(8)(12)(13)	28,605	$20,023,500
MediaNews Group, Inc.(8)(12)(13)	162,730	3,083,733
Source Interlink Companies, Inc.(8)(12)(13)	5,725	201,177
Star Tribune Media Holdings Co.(13)	30,631	995,507
SuperMedia, Inc.(13)	53,719	196,074

		$24,499,991

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(13)	8,187	$28,900
New Young Broadcasting Holding Co., Inc.(12)(13)	3,264	8,935,200

		$8,964,100

Total Common Stocks (identified cost $36,356,895)		$68,482,195

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(5)
Environmental Systems Products Holdings, Inc., Series A(8)(13)(14)	569	$35,654

Total Preferred Stocks (identified cost $9,958)		$35,654

Warrants — 0.0%(5)

Security	Shares	Value
Radio and Television — 0.0%(5)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	158	$432,525

		$432,525

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(8)(12)(13)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(8)(12)(13)	11,964	0

		$0

Total Warrants (identified cost $271,529)		$432,525

Short-Term Investments — 5.2%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	$513,713	$513,712,609
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	54,675	54,675,029

Total Short-Term Investments (identified cost $568,387,638)		$568,387,638

Total Investments — 102.2% (identified cost $11,134,495,251)		$11,186,040,649

Less Unfunded Loan Commitments — (0.5)%		$(57,295,708)

Net Investments — 101.7% (identified cost $11,077,199,543)		$11,128,744,941

Other Assets, Less Liabilities — (1.7)%		$(181,995,217)

Net Assets — 100.0%		$10,946,749,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)		Amount is less than 0.05%.

(6)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		Defaulted matured security.

(8)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $208,017,704 or 1.9% of the Portfolio’s net assets.

(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Non-income producing security.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $910,114.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/31/11	British Pound Sterling 73,946,384	United States Dollar 120,935,244	JPMorgan Chase Bank	$(408,167)
8/31/11	Euro 199,986,437	United States Dollar 281,568,903	Citibank Global Markets	(5,611,856)
9/30/11	Australian Dollar 19,441,660	United States Dollar 20,219,326	Deutsche Bank	(983,419)
9/30/11	British Pound Sterling 2,640,000	United States Dollar 4,305,402	Bank of America	(25,321)
9/30/11	British Pound Sterling 50,633,088	United States Dollar 81,025,092	Goldman Sachs, Inc.	(2,034,712)
9/30/11	Euro 168,156,589	United States Dollar 240,856,567	HSBC Bank USA	(431,405)
9/30/11	Euro 13,845,000	United States Dollar 19,855,115	State Street Bank and Trust	(11,083)
9/30/11	Swiss Franc 16,564,365	United States Dollar 19,970,300	Deutsche Bank	(1,094,219)
9/30/11	Swiss Franc 426,059	United States Dollar 509,129	State Street Bank and Trust	(32,681)
10/31/11	British Pound Sterling 52,084,410	United States Dollar 85,054,623	JPMorgan Chase Bank	(358,353)
10/31/11	Euro 159,411,735	United States Dollar 228,337,384	Deutsche Bank	(216,731)

				$(11,207,947)

Purchases

Settlement				Net Unrealized
Date	In Exchange For	Deliver	Counterparty	Appreciation
9/30/11	Swiss Franc 242,011	United States Dollar 289,196	State Street Bank and Trust	$18,563

				$18,563

Interest Rate Swaps

	Notional	Portfolio		Annual
	Amount	Pays/Receives	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Rate	Date	Depreciation
Citibank NA	$60,000	Receive	3-Month USD-LIBOR-BBA	0.981%	6/24/14	$(329,905)
Citibank NA	60,000	Receive	3-Month USD-LIBOR-BBA	1.808	6/24/16	(761,663)

						$(1,091,568)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$18,563	$(11,207,947)

		$18,563	$(11,207,947)

Interest Rate	Interest Rate Swaps	$—	$(1,091,568)

		$—	$(1,091,568)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,080,405,973

Gross unrealized appreciation	$146,216,900
Gross unrealized depreciation	(97,877,932)

Net unrealized appreciation	$48,338,968

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$56,113

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,654

Total Restricted Securities			$9,958		$91,767

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,191,733,802	$5,638,475	$10,197,372,277
Corporate Bonds & Notes	—	285,617,956	755,900	286,373,856
Asset-Backed Securities	—	7,660,796	—	7,660,796
Common Stocks	405,406	20,499,785	47,577,004	68,482,195
Preferred Stocks	—	—	35,654	35,654
Warrants	—	432,525	0	432,525
Short-Term Investments	—	568,387,638	—	568,387,638

Total Investments	$405,406	$11,074,332,502	$54,007,033	$11,128,744,941

Forward Foreign Currency Exchange Contracts	$—	$18,563	$—	$18,563

Total	$405,406	$11,074,351,065	$54,007,033	$11,128,763,504

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(11,207,947)	$—	$(11,207,947)
Interest Rate Swaps	—	(1,091,568)	—	(1,091,568)

Total	$—	$(12,299,515)	$—	$(12,299,515)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in	Investments	Investments
	Floating-Rate	Corporate	in Common	in Preferred	Investments
	Interests	Bonds & Notes	Stocks	Stocks	in Warrants	Total
Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$—	$5,401,235
Realized gains (losses)	803	—	596,739	46,943	—	644,485
Change in net unrealized appreciation (depreciation)	(55,560)	575,825	20,047,808	(85,907)	—	20,482,166
Cost of purchases	5,007,355	27,420	1,306,274	—	0	6,341,049
Proceeds from sales	(17,836)	(25,531)	(1,550,819)	(56,900)	—	(1,651,086)
Accrued discount (premium)	65,737	29,645	—	—	—	95,382
Transfers to Level 3*	—	—	22,693,802	—	—	22,693,802
Transfers from Level 3*	—	—	—	—	—	—

Balance as of July 31, 2011	$5,638,475	$755,900	$47,577,004	$35,654	$0	$54,007,033

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(55,560)	$575,538	20,047,808	$(30,106)	$—	$20,537,680

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page Scott H. Page
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page Scott H. Page
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011